Shareholder Report, Average Annual Return (Details) LMZ0300_Franklin Multi-Asset Conservative Growth Fund_Class R_TSR Annual {Class R}		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		11.67%	6.18%	7.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.32%	13.60%	15.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.31%	14.09%	15.38%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Composite Benchmark†
Average Annual Return, Percent	[1]	12.80%	6.06%	8.09%

[1]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.